RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Board of Directors and the Chief Executive Officer [Member]
Balances with related parties [Line Items]
Accounts payable and accruals	$ 145